EQUITY (Details Narrative) $ / shares in Units, ¥ in Millions												2 Months Ended	12 Months Ended
		Sep. 22, 2026	Apr. 30, 2026	Mar. 27, 2026 $ / shares shares	Feb. 13, 2026 USD ($) $ / shares	Dec. 30, 2025 USD ($)	Dec. 25, 2025 shares	Dec. 24, 2025 shares	Dec. 22, 2025 USD ($) $ / shares shares	Dec. 22, 2025 CNY (¥) shares	Dec. 21, 2025 $ / shares shares	Mar. 31, 2026 USD ($) shares	Jun. 30, 2026 USD ($) $ / shares shares		Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2024 USD ($)	Mar. 26, 2026 $ / shares shares	Feb. 12, 2026 $ / shares	Dec. 29, 2025 USD ($)	Jun. 27, 2025 $ / shares	Dec. 02, 2019	Nov. 25, 2019
Class of Stock [Line Items]
Authorized share capital | $						$ 1,750,000,000														$ 50,000
Share consolidations and par value, description						Pursuant to such shareholder approval, the Company effected a 1-for-100 share consolidation on March 27, 2026, with every 100 issued and outstanding ordinary shares of par value of $0.0001 each consolidated into 1 issued and outstanding ordinary share of par value of $0.01 each.
Stock split, conversion ratio				100
Common stock, shares issued				1											937	[1]		100
Common stock, shares outstanding				1											937	[1]		100
Common stock, par value | $ / shares				$ 0.01											$ 2	[1]		$ 0.0001			$ 0.0001
Share capital, description		The authorized share capital of the Company was increased from $35,000 to $7,000,000 by increasing the number of authorized Class A ordinary shares from 15,750,000 to 3,150,000,000 and Class B ordinary shares from 1,750,000 to 350,000,000. Following the increase, the authorized share capital of the Company was $7,000,000, divided into 3,150,000,000 Class A ordinary shares and 350,000,000 Class B ordinary shares, each with a par value of $0.002.	(i) increase in the Company’s authorized share capital to $35,000,000, divided into 3,150,000,000 Class A Ordinary Shares of par value of $0.01 each and 350,000,000 Class B Ordinary Shares of par value of $0.01 each, and (ii) a share capital reduction, subdivision and cancellation, pursuant to which the par value of each issued and outstanding Class A Ordinary Share and Class B Ordinary Share was reduced from US$0.01 to US$0.00001. In addition, the shareholders of the Company authorized the board of directors of the Company to effect, in its sole discretion within two years following the meeting, a consolidation of the Company’s issued and unissued share capital at a ratio of 1-for-200. The 1-for-200 share consolidation became effective on August 3, 2026 (see Note 19).
Common stock, shares authorized	[1]														25,000
Lending arrangement, description													The Company’s shareholders also approved a share capital reorganization following the share capital increase and subject to satisfaction of relevant regulatory and filing requirements, which was to reduce the par value of each Class A and Class B ordinary share from $0.002 to $0.00001, and reduce authorized share capital from $7,000,000 to $35,000, with the resulting credit transferred to a distributable reserve. As of the date of this report, the Company has completed all requisite filings in the Cayman Islands in connection with the share capital reorganization and has effectuated the par value reduction from $0.002 to $0.00001. As of the date of this annual report, the Company’s authorized share capital is $35,000 divided into 3,150,000,000 Class A ordinary shares and 350,000,000 Class B ordinary shares, each with a par value of $0.00001.
Proceeds from issuance of private placement | $													$ 29,985,436
Gross proceeds | $															$ 4,594,899
Li Bang Kitchen Appliance [Member]
Class of Stock [Line Items]
Equity interest																						90.00%	95.00%
Sales Agreement [Member]
Class of Stock [Line Items]
Sale of stock, value | $					$ 20,000,000
Number of share issued post share consolidation												8,333
Gross proceeds | $												$ 9,300,000
Net proceeds from sale of stock | $												$ 7,700,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares issued	[1]												14,499
Common stock, shares outstanding	[1]												14,499
Common stock, par value | $ / shares													$ 0.002	[1]							0.0001
Common stock, shares authorized	[1]												15,750,000
Common Class A [Member] | Securities Purchase Agreement [Member] | Private Placement [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares									$ 2		$ 0.0001
Shares issued							6,000	120,000,000	6,000	6,000	120,000,000
Common stock, subscription price | $ / shares									$ 5,000		$ 0.25
Proceeds from issuance of private placement									$ 29,900,000	¥ 210
Common Class A [Member] | Sales Agreement [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares					$ 0.02														$ 0.0001
Sale of stock												166,646,300
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares issued	[1]												773
Common stock, shares outstanding	[1]												773
Common stock, par value | $ / shares													$ 0.002	[1]							$ 0.0001
Common stock, shares authorized	[1]												1,750,000

[1]	The shares data are presented on a retroactive basis to reflect the 1-for-100 share consolidation effective March 27, 2026, and the 1-for-200 share consolidation effective August 3, 2026. (Notes 14 and 19).